GOODWILL - Reconciliation of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in goodwill [abstract]
Beginning of year	$ 1,526	$ 966
Acquisitions through business combinations	340	691
Acquisitions through business combinations	(54)
Disposal	(18)
Foreign exchange and other	150	(131)	$ (121)
End of year	$ 1,944	$ 1,526	$ 966